COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding as of December 31, 2020 and 2021 not provided for in the financial statements were as follows:

	As of December 31,
	2020	2021

Contracted for	3,949,623	3,790,769

In addition, commitment for purchase of land use rights was RMB20,650 and RMB90,938 as of December 31, 2020 and 2021, respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 12.